Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2017
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jun. 26, 2017
Document Effective Date	Jun. 28, 2017
Prospectus Date	Jun. 28, 2017
Collins Long/Short Credit Fund | Collins Long/Short Credit Fund - Institutional Class Shares
Prospectus:
Trading Symbol	CCLIX
Collins Long/Short Credit Fund | Collins Long/Short Credit Fund - Class A Shares
Prospectus:
Trading Symbol	CLCAX